Finance Costs	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Finance Costs [Abstract]
Finance costs
24	Finance costs

The components of finance costs were as follows:

	Three months ended December 31,		Nine months ended December 31,
(In USD)	2024	2023	2024	2023
Finance costs -other than related parties
Interest on vehicle loans	$68,032	$97,341	$230,116	$288,279
Interest on finance leases	180,841	152,659	448,050	469,140
Interest on subcontractor liability	23,098	23,435	69,586	70,585
Issuance cost towards issue of Common Stock and warrants	2,868,085	-	2,868,085	-
Change in fair value of derivative financial instruments	-	-	-	3,465,293
Change in fair value of preferred stock warrant liability	-	5,704,739	-	5,284,494
Discount on issue of Atalaya Note	-	632,595	-	632,595
Interest on redeemable promissory notes	528,344	-	1,995,967	-
Change in fair value of Atalaya Note	244,658	1,732,589	-	1,732,589
Note issue expenses	-	-	-	1,564,210
Bank charges	5,100	4,990	18,705	28,920
Other borrowings cost	132,698	44,122	496,652	92,727
Total	$4,050,856	$8,392,470	$6,127,161	$13,628,832

Finance costs -to related parties
Interest on vehicle loans	$-	$12,426	$-	$38,203
Total	$-	$12,426	$-	$38,203

26	Finance costs

The components of finance costs were as follows:

(In USD)

	March 31, 2024	March 31, 2023
Finance costs -other than related parties
Interest on vehicle loans	$392,933	$620,211
Interest on finance leases	625,523	844,424
Interest on subcontractor liability	93,869	96,762
Change in fair value of preferred stock warrant liability	5,284,494	-
Discount on issue of Atalaya Note	632,595	-
Change in fair value of Atalaya Note	1,632,996	-
Change in fair value of SSCPN	-	9,312,177
Change in fair value of Notes	-	944,727
Change in fair value of derivative financial instrument	3,465,293	14,373,856
SSCPN issue expenses	1,564,210	961,628
Bank charges	33,933	85,434
Other borrowings cost	172,889	331,533
Total	13,898,735	27,570,752

Finance costs -to related parties
Interest on vehicle loans	$38,203	$64,844
Total	38,203	64,844